OPERATING LEASES	12 Months Ended
Dec. 31, 2011
OPERATING LEASES [Abstract]
OPERATING LEASES
10.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on time charters as of December 31, 2011, were as follows:

Year ending December 31,	Total
(in thousands of $)
2012	388,742
2013	342,076
2014	352,200
2015	273,964
2016	257,510
2017 and thereafter	932,114
Total	2,546,606	1
1   This excludes additional revenues relating to the amendment to the terms of the Golar Winter charter signed in January 2012. The amendment includes an increase in charter hire rates and an extension of the charter hire by five years from 2019 to 2024 contingent upon the completion of the modification work to the Golar Winter.  The amendment to the charter was effected in January 2012.

The long-term contract for one of the Company's vessels is a time charter but the operating costs are borne by the charterer on a pass through basis.  The pass through of operating costs is not reflected in the minimum lease revenues set out above.

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2011 and 2010 were $1,878 million and $392 million, and $1,776 million and $297 million, respectively.

Rental expense

The Company is committed to making rental payments under operating leases for office premises.  The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

Year ending December 31,	Total
(in thousands of $)
2012	735
2013	342
Total minimum lease payments	1,077

Total rental expense for operating leases was $1.0 million, $12.1 million and $19.9 million for the years ended December 31, 2011, 2010 and 2009, respectively. During the years ended 2010 and 2009, the Company incurred charter hire payments to third parties for certain contracted-in vessels were accounted for as operating leases.  These were terminated in September 2010 or earlier.